Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss, Additional Improvements [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2023	2022
Trade receivables	$10,631,787	$2,568,183
Provision for expected credit loss	(520,555)	-
Exchange rate difference	1,406	-
	$10,112,638	$2,568,183